Transactions and Balances with Related Parties - Schedule of Compensation Paid or Payable to Key Management for Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation Paid or Payable to Key Management for Services [Abstract]
Salaries and other short term employee benefits	$ 824	$ 799	$ 784
Post-employment benefits	104	105	87
Total	$ 928	$ 904	$ 871